Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Data (Unaudited) [Abstract]
Quarterly Data (Unaudited)

Note 15. Quarterly Data (Unaudited)

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
Year Ended December 31, 2014
Revenues from services	$4,904.0	$5,321.7	$5,416.0	$5,121.1	$20,762.8
Gross profit	816.5	897.3	905.6	868.8	3,488.2
Operating profit	126.9	187.4	212.3	193.3	719.9
Net earnings	70.1	109.8	130.5	117.2	427.6
Net earnings per share — basic	$0.88	$1.37	$1.64	$1.49	$5.38
Net earnings per share — diluted	0.86	1.35	1.61	1.47	5.30
Dividends per share	—	0.49	—	0.49	0.98
Market price:
High	$86.73	$86.26	$86.15	$71.17
Low	72.45	74.00	70.10	59.00
Year Ended December 31, 2013
Revenues from services	$4,768.9	$5,040.7	$5,188.8	$5,252.1	$20,250.5
Gross profit	790.1	836.4	853.6	886.6	3,366.7
Operating profit(a)	54.4	128.1	162.4	167.0	511.9
Net earnings	23.9	68.2	94.7	101.2	288.0
Net earnings per share — basic	$0.31	$0.88	$1.21	$1.28	$3.69
Net earnings per share — diluted(b)	0.31	0.87	1.18	1.25	3.62
Dividends per share	—	0.46	—	0.46	0.92
Market price:
High	$57.31	$58.23	$75.18	$86.66
Low	43.49	51.27	54.65	72.28

(a)	Included restructuring costs of $34.8, $20.0, $8.1 and $26.5 recorded in the first, second, third and fourth quarters, respectively.
(b)	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.